CONDENSED CONSOLIDATE STATEMENTS OF STOCKHOLDER'S EQUITY (UNAUDITED) - Southland Holding Llc [Member] - USD ($) $ in Thousands	Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Additional Paid-in Capital [Member]	Majority [Member]	Noncontrolling Interest [Member]	Total
Ending balance, value at Dec. 31, 2020	$ 26,000	$ (1,736)	$ 234,752	$ 259,016	$ 3,615	$ 262,631
Preferred stock repurchase and dividends			(355)	(355)	(65)	(420)
Distributions to members			(433)	(433)		(433)
Other			(1)	(1)	3	2
Net income			14,925	14,925	1,014	15,939
Other comprehensive income		1,423		1,423	198	1,621
Acquisition of Heritage Minority Interest			(3,942)	(3,942)	3,792	(150)
Capital contributions from members					926	926
Ending balance, value at Jun. 30, 2021	26,000	(313)	244,946	270,633	9,483	280,116
Beginning balance, value at Dec. 31, 2020	26,000	(1,736)	234,752	259,016	3,615	262,631
Ending balance, value at Dec. 31, 2021	24,400	(937)	267,831	291,294	11,057	302,351
Preferred stock repurchase and dividends			(383)	(383)	(69)	(452)
Distributions to members			268	268	(1,539)	(1,271)
Other		(1)		(1)		(1)
Net income			5,805	5,805	550	6,355
Other comprehensive income		2,425		2,425	(152)	2,273
Ending balance, value at Jun. 30, 2022	$ 24,400	$ 1,487	$ 273,521	$ 299,408	$ 9,847	$ 309,255